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                                                             [LOGO OF LINCOLN
                                                             FINANCIAL GROUP(R)]
                                                             Lincoln Life


The Lincoln National Life Insurance Company
350 Church Street, MLW1
Hartford, Connecticut 06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778


VIA EDGAR

March 28, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account R
    The Lincoln National Life Insurance Company
    File No. 333-125792; 811-08579; CIK: 0001051932
    Pre-Effective Amendment No. 4, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 4 to the Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln SVUL /one/." This filing incorporates the specific 1933 and 1940 Act numbers for this Registration Statement and the Separate Account in the Powers of Attorney.

Please contact me at (860) 466-2374, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel